Revenue Analysis and Segment Information (Details)	12 Months Ended
Dec. 31, 2025
Revenue Analysis and Segment Information [Line Items]
Description of CODM	The chief operating decision maker (“CODM”), identified as the Company’s Chief Executive Officer, evaluates operating performance and allocates resources based on consolidated financial information.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer